Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 21,507	$ 4,178	$ 5,170
Other comprehensive (loss) income:
Change in unrealized gains on securities, net of taxes of $1,859, $1,147, and $(1,076), respectively	(3,452)	(2,131)	1,998
Change in other-than-temporary impairment gains recognized in other comprehensive income, net of taxes of $23, $43, and $(27), respectively	(43)	(79)	50
Total other comprehensive (loss) income	(3,495)	(2,210)	2,048
Total comprehensive income	$ 18,012	$ 1,968	$ 7,218